Leases - Summary of Future Minimum Lease Payments Under Capital Lease Arrangements and Sale-Leaseback Financings (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Capital Leases, Future Minimum Payments, Net Minimum Payments, Fiscal Year Maturity [Abstract]
2022	$ 135.1
2023	128.3
2024	118.5
2025	120.6
2026	119.3
Thereafter	2,285.0
Total minimum lease payments	2,906.8
Less: amount representing interest	(1,930.5)
Present value of net minimum lease payments	976.3
Less: current portion	(38.5)
Capital leases, net of current portion	$ 937.8	$ 933.1